Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Frontier Diversified Series [Member]	Jun. 30, 2011 Frontier Diversified Series [Member]	Dec. 31, 2011 Frontier Dynamic Series [Member]	Jun. 30, 2011 Frontier Dynamic Series [Member]	Dec. 31, 2011 Frontier Long/Short Commodity Series [Member]	Jun. 30, 2011 Frontier Long/Short Commodity Series [Member]	Dec. 31, 2011 Frontier Masters Series [Member]	Jun. 30, 2011 Frontier Masters Series [Member]	Dec. 31, 2011 Balanced Series [Member]	Jun. 30, 2011 Balanced Series [Member]	Dec. 31, 2011 Berkeley/Graham/Tiverton Series [Member]	Jun. 30, 2011 Berkeley/Graham/Tiverton Series [Member]	Dec. 31, 2011 Currency Series [Member]	Jun. 30, 2011 Currency Series [Member]	Dec. 31, 2011 Long Only Commodity Series [Member]	Jun. 30, 2011 Long Only Commodity Series [Member]	Dec. 31, 2011 Managed Futures Index Series [Member]	Jun. 30, 2011 Managed Futures Index Series [Member]	Dec. 31, 2011 Winton Series [Member]	Jun. 30, 2011 Winton Series [Member]	Dec. 31, 2011 Winton/Graham Series [Member]	Jun. 30, 2011 Winton/Graham Series [Member]
Document Type	Other
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	FRONTIER FUND
Entity Central Index Key	0001261379
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		1,320,682	1,327,025	0	16,639	499,966	476,218	518,762	541,201	1,953,014	2,133,093	426,174	465,799	61,036	68,088	0	28,645	0	30,969	342,279	359,487	282,832	310,686
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 0